Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Event
9. Subsequent Event

Effective January 1, 2026, a certain entity became a participating employer in the Plan. As a result, eligible employees of that entity became participants in the Plan in accordance with the Plan's provisions.

Plan management has evaluated events and transactions that occurred between December 31, 2025 and the report date for possible recognition or disclosure in the financial statements.